Common stock share (Details) (USD $)	6 Months Ended
Jun. 30, 2014
stock details
Co issued shares to former officer and consulting services	1,666,667
officers shares value at	$ 25,000
Share issued to Third party consulting services	250,000
Third party shares valued	2,000
Co sold shares to third parties	5,650,000
Third party purchase price	$ 83,500